SUPPLEMENTAL CONSOLIDATING FINANCIAL INFORMATION - Supplemental Consolidating Statement of Operations Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Revenues	$ 180,202	$ 173,947	$ 176,792	$ 162,499	$ 161,448	$ 159,027	$ 161,332	$ 132,842	$ 147,236	$ 674,686	$ 600,437	$ 501,713
Costs, expenses and other:
Cost of sales	138,630				130,421					535,320	466,521	392,787
Depreciation, depletion and amortization	16,059				14,426					67,231	57,145	45,594
Selling and administrative	13,331				11,887					50,721	49,908	40,276
Heritage health benefit expenses	3,544				3,951					13,418	13,388	18,575
Loss (gain) on sales of assets	38				(234)					(74)	528	640
Restructuring charges	397				0					5,078	0	0
Other operating income	150				(4,737)					(22,370)	(15,925)	(6,785)
Total costs, expenses and other	172,149				155,714					649,324	571,565	491,087
Operating income (loss)	8,053	(883)	8,536	11,975	5,734	8,597	15,451	(4,262)	9,086	25,362	28,872	10,626
Other income (expense):
Interest expense	(20,798)				(10,160)					(39,937)	(42,677)	(29,769)
Loss on extinguishment of debt										(64)	(1,986)	(17,030)
Interest income	302				297					1,366	1,496	1,444
Loss on foreign exchange	(6,790)				0
Other income (loss)	93				70					364	723	(2,572)
Total other income (expense)	(27,193)				(9,793)					(38,271)	(42,444)	(47,927)
Income (loss) before income taxes and income of consolidated subsidiaries	(19,140)				(4,059)					(12,909)	(13,572)	(37,301)
Equity in income of subsidiaries	0				0					0	0	0
Loss before income taxes	(19,140)				(4,059)					(12,909)	(13,572)	(37,301)
Income tax expense (benefit)	(110)				28					(4,782)	90	(426)
Less net loss attributable to noncontrolling interest	0				(1,702)					(3,430)	(6,436)	(3,775)
Net income (loss) attributable to the Parent company	(19,030)				(2,385)					(4,697)	(7,226)	(33,100)
Net loss	(19,030)				(4,087)					(8,127)	(13,662)	(36,875)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues										0	0	0
Costs, expenses and other:
Cost of sales										(1,525)	(587)	(158)
Depreciation, depletion and amortization										357	421	306
Selling and administrative										19,027	18,407	13,394
Heritage health benefit expenses										12,361	12,406	17,754
Loss (gain) on sales of assets										0	13	3
Restructuring charges										0
Other operating income										0	0	0
Total costs, expenses and other	8,144				7,334					30,220	30,660	31,299
Operating income (loss)	(8,144)									(30,220)	(30,660)	(31,299)
Other income (expense):
Interest expense										(30,417)	(31,301)	(16,365)
Loss on extinguishment of debt										(64)	(1,986)	(7,873)
Interest income										165	253	266
Other income (loss)										0	190	(3,014)
Total other income (expense)	(25,339)				(7,554)					(30,316)	(32,844)	(26,986)
Income (loss) before income taxes and income of consolidated subsidiaries										(60,536)	(63,504)	(58,285)
Equity in income of subsidiaries										47,514	49,834	21,128
Loss before income taxes	(19,168)				(4,087)					(13,022)	(13,670)	(37,157)
Income tax expense (benefit)										(4,895)	(8)	(282)
Less net loss attributable to noncontrolling interest										(3,430)	(6,436)	(3,775)
Net income (loss) attributable to the Parent company	(19,030)				(2,385)					(4,697)	(7,226)	(33,100)
Net loss	(19,030)				(4,087)					(8,127)	(13,662)	(36,875)
Co-Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues										87,567	81,285	86,785
Costs, expenses and other:
Cost of sales										63,794	59,299	60,243
Depreciation, depletion and amortization										10,178	10,085	10,175
Selling and administrative										3,609	3,657	4,059
Heritage health benefit expenses										0	0	0
Loss (gain) on sales of assets										0	0	189
Restructuring charges										5,078
Other operating income										0	0	0
Total costs, expenses and other	20,269				20,340					82,659	73,041	74,666
Operating income (loss)	1,743									4,908	8,244	12,119
Other income (expense):
Interest expense										(39)	(39)	(469)
Loss on extinguishment of debt										0	0	(9,073)
Interest income										26	15	14
Other income (loss)										0	0	0
Total other income (expense)	(40)				0					(13)	(24)	(9,528)
Income (loss) before income taxes and income of consolidated subsidiaries										4,895	8,220	2,591
Equity in income of subsidiaries										0	0	0
Loss before income taxes	1,703				(1,004)					4,895	8,220	2,591
Income tax expense (benefit)										680	107	(2,498)
Less net loss attributable to noncontrolling interest										0	0	0
Net income (loss) attributable to the Parent company	1,703				(1,004)					4,215	8,113	5,089
Net loss	1,703				(1,004)					4,215	8,113	5,089
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues										571,021	511,570	390,621
Costs, expenses and other:
Cost of sales										453,508	393,793	304,652
Depreciation, depletion and amortization										56,696	46,639	35,113
Selling and administrative										30,596	29,334	23,850
Heritage health benefit expenses										0	(1)	0
Loss (gain) on sales of assets										(74)	515	448
Restructuring charges										0
Other operating income										(22,370)	(17,452)	(7,258)
Total costs, expenses and other	143,853				124,055					518,356	452,828	356,805
Operating income (loss)	14,344									52,665	58,742	33,816
Other income (expense):
Interest expense										(9,495)	(11,349)	(12,957)
Loss on extinguishment of debt										0	0	(84)
Interest income										1,190	1,289	1,229
Other income (loss)										364	533	418
Total other income (expense)	(1,820)				(2,238)					(7,941)	(9,527)	(11,394)
Income (loss) before income taxes and income of consolidated subsidiaries										44,724	49,215	22,422
Equity in income of subsidiaries										0	0	0
Loss before income taxes	12,524				13,445					44,724	49,215	22,422
Income tax expense (benefit)										8,414	4,410	7,236
Less net loss attributable to noncontrolling interest										0	0	0
Net income (loss) attributable to the Parent company	7,409				10,126					36,310	44,805	15,186
Net loss	7,409				10,126					36,310	44,805	15,186
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues										57,545	39,041	79,831
Costs, expenses and other:
Cost of sales										60,990	45,475	83,574
Depreciation, depletion and amortization										0	0	0
Selling and administrative										(2,511)	37	(554)
Heritage health benefit expenses										1,057	983	821
Loss (gain) on sales of assets										0	0	0
Restructuring charges										0
Other operating income										0	0	0
Total costs, expenses and other	(117)				12,961					59,536	46,495	83,841
Operating income (loss)	110									(1,991)	(7,454)	(4,010)
Other income (expense):
Interest expense										(21)	(68)	(70)
Loss on extinguishment of debt										0	0	0
Interest income										20	19	27
Other income (loss)										0	0	24
Total other income (expense)	6				(1)					(1)	(49)	(19)
Income (loss) before income taxes and income of consolidated subsidiaries										(1,992)	(7,503)	(4,029)
Equity in income of subsidiaries										0	0	0
Loss before income taxes	116				(1,612)					(1,992)	(7,503)	(4,029)
Income tax expense (benefit)										0	0	0
Less net loss attributable to noncontrolling interest										0	0	0
Net income (loss) attributable to the Parent company	116				(1,612)					(1,992)	(7,503)	(4,029)
Net loss	116				(1,612)					(1,992)	(7,503)	(4,029)
Consolidating Adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues										(41,447)	(31,459)	(55,524)
Costs, expenses and other:
Cost of sales										(41,447)	(31,459)	(55,524)
Depreciation, depletion and amortization										0	0	0
Selling and administrative										0	(1,527)	(473)
Heritage health benefit expenses										0	0	0
Loss (gain) on sales of assets										0	0	0
Restructuring charges										0
Other operating income										0	1,527	473
Total costs, expenses and other	0				(8,976)					(41,447)	(31,459)	(55,524)
Operating income (loss)	0									0	0	0
Other income (expense):
Interest expense										35	80	92
Loss on extinguishment of debt										0	0	0
Interest income										(35)	(80)	(92)
Other income (loss)										0	0	0
Total other income (expense)	0				0					0	0	0
Income (loss) before income taxes and income of consolidated subsidiaries										0	0	0
Equity in income of subsidiaries										(47,514)	(49,834)	(21,128)
Loss before income taxes	(14,315)				(10,801)					(47,514)	(49,834)	(21,128)
Income tax expense (benefit)										(8,981)	(4,419)	(4,882)
Less net loss attributable to noncontrolling interest										0	0	0
Net income (loss) attributable to the Parent company	(9,228)				(7,510)					(38,533)	(45,415)	(16,246)
Net loss	(9,228)				(7,510)					(38,533)	(45,415)	(16,246)
Scenario, Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues	180,202				161,448					674,686	600,437	501,713
Costs, expenses and other:
Cost of sales	138,630				130,421					535,320	466,521	392,787
Depreciation, depletion and amortization	16,059				14,426					67,231	57,145	45,594
Selling and administrative	13,331				11,887					50,721	49,908	40,276
Heritage health benefit expenses	3,544				3,951					13,418	13,388	18,575
Loss (gain) on sales of assets	38				(234)					(74)	528	640
Restructuring charges	397									5,078
Other operating income	150				(4,737)					(22,370)	(15,925)	(6,785)
Total costs, expenses and other	172,149				155,714					649,324	571,565	491,087
Operating income (loss)	8,053				5,734					25,362	28,872	10,626
Other income (expense):
Interest expense	(20,798)				(10,160)					(39,937)	(42,677)	(29,769)
Loss on extinguishment of debt										(64)	(1,986)	(17,030)
Interest income	302				297					1,366	1,496	1,444
Loss on foreign exchange	(6,790)
Other income (loss)	93				70					364	723	(2,572)
Total other income (expense)	(27,193)				(9,793)					(38,271)	(42,444)	(47,927)
Income (loss) before income taxes and income of consolidated subsidiaries	(19,140)				(4,059)					(12,909)	(13,572)	(37,301)
Equity in income of subsidiaries	0				0					0	0	0
Loss before income taxes	(19,140)				(4,059)					(12,909)	(13,572)	(37,301)
Income tax expense (benefit)	(110)				28					(4,782)	90	(426)
Less net loss attributable to noncontrolling interest	0				(1,702)					(3,430)	(6,436)	(3,775)
Net income (loss) attributable to the Parent company	(19,030)				(2,385)					(4,697)	(7,226)	(33,100)
Net loss	(19,030)				(4,087)					(8,127)	(13,662)	(36,875)
Scenario, Previously Reported [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues	0				0					0	0	0
Costs, expenses and other:
Cost of sales	0				0					0	0	0
Depreciation, depletion and amortization	76				94					354	421	306
Selling and administrative	3,746				3,054					12,339	13,748	10,616
Heritage health benefit expenses	3,326				3,689					12,361	12,406	17,754
Loss (gain) on sales of assets	0				0					0	13	3
Restructuring charges	0									0
Other operating income	0				0					0	0	0
Total costs, expenses and other	7,148				6,837					25,054	26,588	28,679
Operating income (loss)	(7,148)				(6,837)					(25,054)	(26,588)	(28,679)
Other income (expense):
Interest expense	(18,673)				(7,584)					(30,417)	(31,301)	(16,365)
Loss on extinguishment of debt										(64)	(1,986)	(7,873)
Interest income	123				30					165	253	266
Loss on foreign exchange	(6,790)
Other income (loss)	1				0					1	190	(3,014)
Total other income (expense)	(25,339)				(7,554)					(30,315)	(32,844)	(26,986)
Income (loss) before income taxes and income of consolidated subsidiaries	(32,487)				(14,391)					(55,369)	(59,432)	(55,665)
Equity in income of subsidiaries	13,319				10,304					42,347	45,762	18,508
Loss before income taxes	(19,168)				(4,087)					(13,022)	(13,670)	(37,157)
Income tax expense (benefit)	(138)				0					(4,895)	(8)	(282)
Less net loss attributable to noncontrolling interest	0				(1,702)					(3,430)	(6,436)	(3,775)
Net income (loss) attributable to the Parent company	(19,030)				(2,385)					(4,697)	(7,226)	(33,100)
Net loss	(19,030)				(4,087)					(8,127)	(13,662)	(36,875)
Scenario, Previously Reported [Member] | Co-Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues	22,012				19,336					87,567	81,285	86,785
Costs, expenses and other:
Cost of sales	16,454				16,954					63,794	59,299	60,243
Depreciation, depletion and amortization	2,524				2,531					10,178	10,085	10,175
Selling and administrative	894				855					3,609	3,657	4,059
Heritage health benefit expenses	0				0					0	0	0
Loss (gain) on sales of assets	0				0					0	0	189
Restructuring charges	397									5,078
Other operating income	0				0					0	0	0
Total costs, expenses and other	20,269				20,340					82,659	73,041	74,666
Operating income (loss)	1,743				(1,004)					4,908	8,244	12,119
Other income (expense):
Interest expense	(44)				(10)					(39)	(39)	(469)
Loss on extinguishment of debt										0	0	(9,073)
Interest income	4				10					26	15	14
Loss on foreign exchange	0
Other income (loss)	0				0					0	0	0
Total other income (expense)	(40)				0					(13)	(24)	(9,528)
Income (loss) before income taxes and income of consolidated subsidiaries	1,703				(1,004)					4,895	8,220	2,591
Equity in income of subsidiaries	0				0					0	0	0
Loss before income taxes	1,703				(1,004)					4,895	8,220	2,591
Income tax expense (benefit)	0				0					680	107	(2,498)
Less net loss attributable to noncontrolling interest	0				0					0	0	0
Net income (loss) attributable to the Parent company	1,703				(1,004)					4,215	8,113	5,089
Net loss	1,703				(1,004)					4,215	8,113	5,089
Scenario, Previously Reported [Member] | Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues	64,292				50,687					214,481	184,506	58,544
Costs, expenses and other:
Cost of sales	50,558				40,421					174,204	134,683	49,439
Depreciation, depletion and amortization	6,269				5,189					27,452	19,571	7,936
Selling and administrative	2,994				2,637					11,092	9,993	4,566
Heritage health benefit expenses	0				0					0	0	0
Loss (gain) on sales of assets	(1)				(133)					115	251	59
Restructuring charges	0									0
Other operating income	150				(4,737)					(22,367)	(17,452)	(7,258)
Total costs, expenses and other	59,970				43,377					190,496	147,046	54,742
Operating income (loss)	4,322				7,310					23,985	37,460	3,802
Other income (expense):
Interest expense	(110)				(74)					(295)	(378)	(657)
Loss on extinguishment of debt										0	0	(84)
Interest income	25				44					522	294	206
Loss on foreign exchange	0
Other income (loss)	55				92					328	395	170
Total other income (expense)	(30)				62					555	311	(365)
Income (loss) before income taxes and income of consolidated subsidiaries	4,292				7,372					24,540	37,771	3,437
Equity in income of subsidiaries	0				0					0	0	0
Loss before income taxes	4,292				7,372					24,540	37,771	3,437
Income tax expense (benefit)	(1,511)				496					8,461	0	(26)
Less net loss attributable to noncontrolling interest	0				0					0	0	0
Net income (loss) attributable to the Parent company	5,803				6,876					16,079	37,771	3,463
Net loss	5,803				6,876					16,079	37,771	3,463
Scenario, Previously Reported [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues	93,898				100,401					414,085	366,105	411,908
Costs, expenses and other:
Cost of sales	71,618				82,022					338,769	303,998	338,629
Depreciation, depletion and amortization	7,190				6,612					29,247	27,068	27,177
Selling and administrative	5,697				5,341					23,681	24,037	21,508
Heritage health benefit expenses	218				262					1,057	982	821
Loss (gain) on sales of assets	39				(101)					(189)	264	389
Restructuring charges	0									0
Other operating income	0				0					(3)	0	0
Total costs, expenses and other	84,762				94,136					392,562	356,349	388,524
Operating income (loss)	9,136				6,265					21,523	9,756	23,384
Other income (expense):
Interest expense	(1,978)				(2,500)					(9,221)	(11,039)	(12,370)
Loss on extinguishment of debt										0	0	0
Interest income	157				221					688	1,014	1,050
Loss on foreign exchange	0
Other income (loss)	37				(22)					35	138	272
Total other income (expense)	(1,784)				(2,301)					(8,498)	(9,887)	(11,048)
Income (loss) before income taxes and income of consolidated subsidiaries	7,352				3,964					13,025	(131)	12,336
Equity in income of subsidiaries	0				0					0	0	0
Loss before income taxes	7,352				3,964					13,025	(131)	12,336
Income tax expense (benefit)	6,626				2,823					(47)	4,410	7,263
Less net loss attributable to noncontrolling interest	0				0					0	0	0
Net income (loss) attributable to the Parent company	726				1,141					13,072	(4,541)	5,073
Net loss	726				1,141					13,072	(4,541)	5,073
Scenario, Previously Reported [Member] | Consolidating Adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues	0				(8,976)					(41,447)	(31,459)	(55,524)
Costs, expenses and other:
Cost of sales	0				(8,976)					(41,447)	(31,459)	(55,524)
Depreciation, depletion and amortization	0				0					0	0	0
Selling and administrative	0				0					0	(1,527)	(473)
Heritage health benefit expenses	0				0					0	0	0
Loss (gain) on sales of assets	0				0					0	0	0
Restructuring charges	0									0
Other operating income	0				0					0	1,527	473
Total costs, expenses and other	0				(8,976)					(41,447)	(31,459)	(55,524)
Operating income (loss)	0				0					0	0	0
Other income (expense):
Interest expense	7				8					35	80	92
Loss on extinguishment of debt										0	0	0
Interest income	(7)				(8)					(35)	(80)	(92)
Loss on foreign exchange	0
Other income (loss)	0				0					0	0	0
Total other income (expense)	0				0					0	0	0
Income (loss) before income taxes and income of consolidated subsidiaries	0				0					0	0	0
Equity in income of subsidiaries	(13,319)				(10,304)					(42,347)	(45,762)	(18,508)
Loss before income taxes	(13,319)				(10,304)					(42,347)	(45,762)	(18,508)
Income tax expense (benefit)	(5,087)				(3,291)					(8,981)	(4,419)	(4,883)
Less net loss attributable to noncontrolling interest	0				0					0	0	0
Net income (loss) attributable to the Parent company	(8,232)				(7,013)					(33,366)	(41,343)	(13,625)
Net loss	$ (8,232)				$ (7,013)					$ (33,366)	$ (41,343)	$ (13,625)